uvn3.txt
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F/A
FORM 13F/A Cover Page
Report for the Calendar Year or Quarter Ended June 30, 2003
If amended report check here: X Amendment
Number: 1
This Amendment (Check only one.) X is a restatement.
adds new holding
entries.
Michael P. Wright
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Name of Institutional Investment Manager
Bear Stearns & Co. Inc. 115 South Jefferson Road Whippany NJ
07981
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Business Address (Street) (City) (State)
(Zip)
13F File Number: 28-1496
The institutional investment manager filing this report and the person by whom
it is signed hereby represent that the person signing the report is authorized
to submit it, that all information contained herein is true, correct
and
complete, and that it is understood that all required items, statements,
schedules and tables, are considered integral parts of this form.
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Person Signing this Report on Behalf of Reporting Manager:
Michael P. Wright Associate Director, Compliance
(973) 793-2214
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Name (Title)
(Phone)
----------------------------------------
(Manual signature of
Person Duly
Authorized to Submit This
Report)
115 South Jefferson
Road
Whippany, NJ 07981
----------------------------------------
(Place and Date of
Signing)
Report Type:
X 13F HOLDINGS REPORT.
13F NOTICE.
13F COMBINATION REPORT.
Form 13F SUMMARY PAGE
Report Summary:
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Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 1
Form 13F Information Table Value Total (x $1000): $ 218,773
(thousands)
List of Other Included Managers:
Name and 13F file numbers of ALL Institutional Investment Managers with respect
to which this schedule is filed (other than the one filing this report): (List
in alphabetical order).
(If there are no entries in this list, state "NONE" and omit the column headings
and list entries .)
13F File Numbers will be assigned to Institutional Investment Managers after
they file their first report.
13F File No.: Name: 13F File No.: Name:
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1. 6.
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2. 7.
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3. 8.
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4. 9.
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5. 10.
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
FORM 13F
INFORMATION TABLE
Title
COLUMN 1 COLUMN 2 COLUMN 3 COLUMN 4
COLUMN 5 COL 6 COL 7 COLUMN 8
Name of Issuer Cusip VALUE
SHRS OR SH/ PUT/ Invstmt Other
VOTING AUTHORITY
of Class (X$1000)
PRN AMT PRN CALL Dscretn Mngrs Sole Shared
None
UNIVISION COMMU CL A 914906102 218,773
7,196,491 SH DEFINED 00
7,196,491
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